Apr. 15, 2025
Calamos Antetokounmpo Sustainable Equities Fund
Investment Objective
Calamos Antetokounmpo Sustainable Equities Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 15 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 30 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	5.01%	5.01%	5.01%	4.98%
Total annual Fund operating expenses	6.11%	6.86%	5.86%	5.83%
Fee waiver and expense reimbursements[1]	(4.76)%	(4.76)%	(4.76)%	(4.76)%
Net Annual Fund Operating Expenses	1.35%	2.10%	1.10%	1.07%

1 The Fund's investment advisor has contractually agreed to reimburse Fund expenses through April 30, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.35%, 2.10% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through April 30, 2026 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses, if any. Calamos Antetokounmpo Asset Management LLC may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CGAM and any of its successors and assigns. This agreement is not terminable by either party.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I	CLASS R6
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	5.01%	5.01%	5.01%	4.98%
Total annual Fund operating expenses	6.11%	6.86%	5.86%	5.83%
Fee waiver and expense reimbursements[1]	(4.76)%	(4.76)%	(4.76)%	(4.76)%
Net Annual Fund Operating Expenses	1.35%	2.10%	1.10%	1.07%

1 The Fund's investment advisor has contractually agreed to reimburse Fund expenses through April 30, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.35%, 2.10% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through April 30, 2026 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses, if any. Calamos Antetokounmpo Asset Management LLC may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CGAM and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through April 30, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	606	1,799	2,966	5,771
Class C	313	1,599	2,933	6,059
Class I	112	1,319	2,506	5,384
Class R6	109	1,311	2,493	5,363

You would pay the following expenses if you did not redeem your shares:
	One Year	Three Years	Five Years	Ten Years
Class A	606	1,799	2,966	5,771
Class C	213	1,599	2,933	6,059
Class I	112	1,319	2,506	5,384
Class R6	109	1,311	2,493	5,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of Calamos Advisors LLC ("Calamos Advisors" or the "Subadviser") have above average growth potential and meet the sustainable investment criteria set out below. The Fund may invest up to 20% of its net assets in American Depositary Receipts ("ADRs"), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

The Subadviser's investment team (the "Team") employs an integrated, fundamental, and proprietary sustainable investment research process to evaluate and select what the Team deems are high-quality growth opportunities. The Team believes a portfolio of equities issued by high-quality growth companies characterized by a history of producing consistent returns above the cost of capital with sustainable competitive advantages is the best way to achieve steady, strong, enduring relative returns. The Team believes that companies with strong sustainability characteristics (as further described below) are better equipped to adapt to change, to evolve, and to avoid unnecessary liabilities (which could include, for example, litigation costs), which means that investment in such companies has the potential to contribute to investor return and risk reduction. The Team believes that integrating this sustainability analysis alongside traditional financial analysis produces better financial and societal results.

The Team utilizes a proprietary sustainable investment research process, considering both quantitative and qualitative sustainability factors, to identify responsible, engaged companies (companies that demonstrate awareness and action surrounding the material ESG issues facing their businesses and industries). The Team believes that a company's understanding of these principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value for a company. The Team considers a company's position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. The Team conducts fundamental research to find companies with attractive financial and sustainability attributes. In conducting fundamental research, the Team combines traditional investment information with its proprietary three-tiered investment research process to identify companies which it believes represent leaders in sustainable business practies.

The Team believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging sustainability risks and opportunities. The three-tiered sustainable investment research process consists of: 1) exclusionary screens; 2) materiality assessments and 3) environmental and social impact scoring, each of which is described in turn below.

1.  Exclusionary Screens: This process results in identifying certain industries and business activities that, in the Team's belief, are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration, which are thus avoided by the Team. The Team will generally exclude an issuer from investment consideration where the issuer derives revenue or profits that exceed 5% from one or more of the below-listed industries/business activities, namely:

•  agricultural biotechnology,

•  alcohol,

•  animal testing*,

•  fossil fuels,

•  gambling,

•  metals & mining,

•  nuclear energy,

•  tobacco, and

•  weapons.

*  A company's activities involving animal testing are considered on a case-by-case basis depending on purpose and methods.

2.  Materiality Assessment: The Team then applies third-party materiality mapping tools combined with its own insights and emphasis on environmental and social leadership to develop materiality theses, which enable the Team to identify and analyze the key ESG risks/opportunities for a particular Industry.

3.  Environmental and Social Scoring: Overlaying these top-down and bottom-up approaches, the Team then utilizes a proprietary sustainable investment scoring system, which considers both quantitative and qualitative factors, to identify investments for the Fund. The scoring system also considers a company's position in respect of various environmental and social characteristics, including: product contribution to a sustainable economy; product lifecycle innovation; operational efficiencies; inclusive finance; ensuring health and providing basic services, as well as a company's corporate governance practices. These qualitative metrics are considered alongside quantitative factors produced by research, and together, a score is determined, applied, and monitored going forward. The abovementioned score is just one part of the process. While required as a minimum, a "good" environmental and/or social score, one higher than 3 (out of 5), does not automatically mean that the Fund will invest in an investee company.

The Team utilizes a range of data sources as part of its proprietary sustainability ratings system. These data sources may include: corporate disclosures, third party research providers (e.g., ISS ESG, MSCI ESG, Bloomberg, etc.), non-governmental organizations ("NGOs") and non-profits (e.g., Greenpeace, Friends of Earth, etc.), academic publications, news services and memberships. While the Team may utilize the underlying data which supports a third party's ESG rating of an issuer, the Team does not rely on any ESG ratings of third-party research providers. The Team employs its proprietary sustainability ratings system for both initial company recommendations and ongoing monitoring of investments.

The Team may sell an investment in cases of valuation adjustments, availability of more attractive alternatives, or breakdowns in financial fundamentals or sustainability performance.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	7.84	% (3.31.24)	Lowest Quarterly Return:	-1.53	% (12.31.24)

Average Annual Total Returns as of 12.31.24
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED 12.31.24

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED 12.31.24
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION*
Class A	2.3.23
Load Adjusted Return before taxes		8.99%	12.83%
Class C	2.3.23
Load Adjusted Return before taxes		12.54%	11.97%
Class I	2.3.23
Return before taxes		14.81%	13.12%
Return after taxes on distributions		14.71%	13.00%
Return after taxes on distributions and sale of Fund shares		8.84%	10.12%
Class R6	2.3.23
Return before taxes		14.84%	13.13%
S&P 500 Total Return Index[1]		25.02%	21.41%

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
1  Index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses. The S&P 500 Index is generally considered representative of the U.S. stock market.